Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2020:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$12,061	$—	$12,061
Mortgage-backed securities	—	561,983	—	561,983
State, County, Municipals	—	104,197	—	104,197
Other securities	—	508	—	508

	$—	$678,749	$—	$678,749

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$97,111	$—	$97,111
Mortgage-backed securities	—	306,900	—	306,900
State, County, Municipals	—	60,372.00	—	60,372

	$—	$464,383	$—	$464,383

Asset Measured at Fair Value on Nonrecurring Basis
The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2020 and 2019 and were still held at those respective dates:

	in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2020
Impaired loans	$—	$—	$2,013	$2,013

	$—	$—	$2,013	$2,013

December 31, 2019
Impaired loans	$—	$—	$4,576	$4,576

	$—	$—	$4,576	$4,576

Carrying Value and Estimated Fair Value of Financial Instruments
The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2020 and December 31, 2019:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2020		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,840	$16,840	$—	$—	$16,840
Interest bearing deposits with banks	25,468	25,468	—	—	25,468
Federal funds sold	—	—	—	—	—
Securities available-for-sale	678,749	—	678,749	—	678,749
Net loans	647,521	—	—	638,362	638,362
Financial liabilities
Deposits	1,095,189	861,552	234,909	—	1,096,461
Securities Sold under Agreement to Repurchase	196,272	196,272	—	—	196,272
Federal Home Loan					—
Bank advances	25,000	25,000	—	—	25,000

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2019		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$15,937	$15,937	$—	$—	$15,937
Interest bearing deposits with banks	58,557	58,557	—	—	58,557
Federal funds sold	1,600	1,600	—	—	1,600
Securities available-for-sale	464,383	—	464,383	—	464,383
Net loans	573,312	—	—	569,640	569,640
Financial liabilities
Deposits	898,996	642,825	258,100	—	900,925
Securities Sold under Agreement to Repurchase	170,410	170,410	—	—	170,410